Stock Prices and Dividends (Unaudited) (Notes)	12 Months Ended
Jun. 30, 2015
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends (Unaudited)

Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Fiscal Year
2015	High	$127.60	$133.41	$129.54	$125.33	$133.41
	Low	105.91	99.82	115.86	115.65	99.82
	Dividends	0.48	0.63	0.63	0.63	2.37

2014	High	$110.21	$129.77	$129.40	$130.44	$130.44
	Low	94.81	103.36	108.66	118.46	94.81
	Dividends	0.45	0.45	0.48	0.48	1.86

2013	High	$87.71	$87.04	$98.15	$101.88	$101.88
	Low	70.42	75.80	86.51	84.50	70.42
	Dividends	0.41	0.41	0.43	0.45	1.70

Common Stock Listing: New York Stock Exchange, Stock Symbol PH